Net Loss Per Common Share - Schedule of Net Loss and Weighted Average Share Amounts (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Loss and Weighted Average Share Amounts [Abstract]
Net loss available to common stockholders – basic	$ (5,336)	$ (994)
Net loss available to common stockholders - diluted	$ (5,336)	$ (994)
Weighted average shares outstanding – basic	48,683,197	39,840,144
Weighted average shares outstanding - diluted	48,683,197	39,840,144
Basic loss per common share	$ (0.11)	$ (0.02)
Diluted loss per common share	$ (0.11)	$ (0.02)